Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisitions

4. Acquisitions

Vidello

On January 31, 2025, the Company closed a previously announced merger with Vidello Limited (“Vidello”), a private limited company registered in England and Wales (the “Vidello Merger”), pursuant to an Agreement and Plan of Merger (the “Vidello Merger Agreement”), dated December 19, 2024, by and among the Company, Vidello, and certain shareholders of Vidello (the “Vidello Shareholders”). At the closing, Vidello Shareholders transferred all the outstanding shares of Vidello to the Company, and Vidello became a direct and wholly owned subsidiary of the Company. At the closing, the Company paid to the Vidello Shareholders, $2,745 in cash (the “Vidello Cash Consideration”), whereby $2.5 million are withheld for indemnification expenses and other holdback provisions in accordance with the Vidello Merger Agreement, and issued 449 shares of Class A Common Stock (the “Share Consideration,” together with the Cash Consideration, the “Vidello Closing Consideration”). The Company’s primary reason for acquiring Vidello was to enhance revenue growth and strengthen the Company’s competitive market position through cross selling opportunities. Vidello is a video hosting and marketing platform designed to help businesses manage, customize, and optimize their video content.

With respect to the holdback amount, this consists of three distinct components, being (1) the withholding of $1.0 million, as security for the obligations of Company Shareholders for a period of twelve months (the “Indemnification Holdback Amount”), (2) the withholding of $500 as security for the obligations of Company Shareholders to cooperate with best efforts and in good faith with to complete the transition, integration and related matters of Vidello’s business with Parabolic, including, but not limited to (a) the transition of data of Vidello managed and/or held by Vidello to Parabolic, (b) certain services relating to the continued operations of Vidello, and (c) the training of certain employees of Parabolic regarding the operations of Vidello including any proprietary business processes and trade secrets following the Closing, during the six months following the Closing (the “Transition Holdback Period”), and (3) the withholding of $1.0 million subject to certain revenue related conditions being met during the 180 day period following the Closing (the “Revenue Holdback Amount” and together with the Indemnification Holdback Amount and the Transition Holdback Amount, the “Holdback Amount”).

As of December 31, 2025, the Company recognized $486 of expense after foreign currency translation in the consolidated statements of operations related to the Transition Holdback Amount in the line Vidello earnout expense. During the three months ended September 30, 2025, the Company paid the contractual amount of $500 to the Vidello Shareholders for the Transition Holdback Period.

During the three months ended September 30, 2025, the 180 day measurement period for the Revenue Holdback lapsed and the revenue conditions as defined in the Vidello Merger Agreement had not been met. As such the Company recognized a gain on the extinguishment of Vidello revenue holdback of $973 during the three months ended September 30, 2025.

In connection with and as a condition of closing pursuant to the Vidello Merger Agreement, the Company executed and delivered to each Vidello Shareholder a lock-up agreement (the “Vidello Lock-Up Agreement”), pursuant to which, the shareholders of Class A Common Stock and any other securities convertible or exercisable into the shares of Class A Common Stock beneficially owned by them, during the 180-day period following the closing of the Vidello Merger, cannot complete any Prohibited Transfer (as defined in the Vidello Merger Agreement).

Immediately prior to the closing of the Vidello Merger, the directors, and officers of Vidello tendered their resignation, effective at the closing. Pursuant to the Vidello Merger Agreement, the CEO of the Company shall be the sole member of the board of directors of Vidello effective upon the closing of the Vidello Merger.

During the three months ended March 31, 2025, the Company incurred transaction costs of approximately $730 which are included in the unaudited condensed consolidated statements of operations.

The Vidello Merger was accounted for as a business combination under the acquisition method pursuant to FASB ASC 805, Business Combinations (“ASC 805”), with the Company as the accounting acquirer. Under the acquisition method, the total purchase price of the acquisition is allocated to the net identifiable tangible and intangible assets acquired and liabilities assumed based on the fair values as of the acquisition date. The fair value of the consideration transferred totaled $6,268 summarized as follows:

Amount
Cash paid at closing	$2,745
Common stock issued to Vidello Stockholders	1,662
Fair value of Holdback Amount	1,861
Total consideration paid	$6,268

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

The Company allocated the purchase price of the Vidello Merger to the assets acquired and liabilities assumed as of the acquisition date, as follows:

Assets acquired:
Cash and cash equivalents	$68
Property and equipment, net	9
Intangible assets – customer relationships	551
Intangible Assets – trade name	736
Intangible Assets – developed technology	4,010
Total assets	$5,374
Liabilities assumed:
Accounts payable	1
Accrued expenses and other current liabilities	15
Unearned revenue, current	448
Deferred tax liability	1,324
Taxes payable	337
Total liabilities	$2,125
Total identifiable net assets	3,249
Goodwill recorded:
Goodwill	3,019
Total consideration	$6,268

Goodwill recognized is not expected to be deductible for tax purposes. We believe that in this acquisition goodwill represents the value of Vidello’s existing products, combined with the added business synergies of integrating with the existing Parabolic products and customer base.

All intangible assets acquired are subject to amortization and their associated estimated useful lives are as follows:

Estimated
Useful Life
Intangible Assets	(in years)
Customer relationships	6
Trade name	10
Developed technology	7 - 8

Net income in the unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2025 includes net income of approximately $163 and $484, respectively, of Vidello from the date of acquisition to June 30, 2025.

Pro forma disclosure for the Vidello acquisition

The following unaudited pro forma financial information reflects the consolidated results of operations of the Company as if the Merger with Vidello had taken place on January 1, 2025. The pro forma results presented are the result of combining the revenues and earnings of the Company with the revenues and earnings of Vidello. The Company did not have any material, non-recurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue.

The pro forma financial information is not necessarily indicative of the results of operations as they would have been had the transactions been effected on the assumed date:

	For the Six Months Ended June 30,
	2026	2025
Revenue	$4,969	$6,736
Cost of revenue	971	1,350
Operating expenses	14,164	15,166
Total other expenses (income), net	3,349	1,982
Loss before income taxes attributable to common stockholders	(13,515)	(11,762)

BANZAI INTERNATIONAL, INC.

Unaudited Notes to Condensed Consolidated Financial Statements

(Dollar amounts in thousands unless otherwise stated, except share and per share data)

4. Acquisitions

Vidello

On January 31, 2025, the Company closed a previously announced merger with Vidello Limited (“Vidello”), a private limited company registered in England and Wales (the “Vidello Merger”), pursuant to an Agreement and Plan of Merger (the “Vidello Merger Agreement”), dated December 19, 2024, by and among the Company, Vidello, and certain shareholders of Vidello (the “Vidello Shareholders”). At the closing, Vidello Shareholders transferred all the outstanding shares of Vidello to the Company, and Vidello became a direct and wholly owned subsidiary of the Company. At the closing, the Company paid to the Vidello Shareholders, $2,745,031 in cash (the “Vidello Cash Consideration”), whereby $2,500,000 are withheld for indemnification expenses and other holdback provisions in accordance with the Vidello Merger Agreement, and issued 449 shares of Class A Common Stock (the “Share Consideration,” together with the Cash Consideration, the “Vidello Closing Consideration”). The Company’s primary reason for acquiring Vidello was to enhance revenue growth and strengthen the Company’s competitive market position through cross selling opportunities. Vidello is a video hosting and marketing platform designed to help businesses manage, customize, and optimize their video content.

With respect to the holdback amount, this consists of three distinct components, being (1) the withholding of $1,000,000 as security for the obligations of Company Shareholders for a period of twelve months (the “Indemnification Holdback Amount”), (2) the withholding of $500,000 as security for the obligations of Company Shareholders to cooperate with best efforts and in good faith with to complete the transition, integration and related matters of Vidello’s business with Banzai, including, but not limited to (a) the transition of data of Vidello managed and/or held by Vidello to Banzai, (b) certain services relating to the continued operations of Vidello, and (c) the training of certain employees of Banzai regarding the operations of Vidello including any proprietary business processes and trade secrets following the Closing, during the six months following the Closing (the “Transition Holdback Period”), and (3) the withholding of $1,000,000 subject to certain revenue related conditions being met during the 180 day period following the Closing (the “Revenue Holdback Amount” and together with the Indemnification Holdback Amount and the Transition Holdback Amount, the “Holdback Amount”).

As of December 31, 2025, the Company recognized $485,720 of expense after foreign currency translation in the consolidated statements of operations related to the Transition Holdback Amount in the line Vidello earnout expense. As of December 31, 2025, the Company had paid the contractual amount of $500,000 to the Vidello Shareholders for the Transition Holdback Period.

As of December 31, 2025, the 180 day measurement period for the Revenue Holdback had lapsed and the revenue conditions as defined in the Vidello Merger Agreement had not been met. As such the Company recognized a gain on the extinguishment of Vidello revenue holdback of $973,000 for the year ended December 31, 2025.

In connection with and as a condition of closing pursuant to the Vidello Merger Agreement, the Company executed and delivered to each Vidello Shareholder a lock-up agreement (the “Vidello Lock-Up Agreement”), pursuant to which, the shareholders of Class A Common Stock and any other securities convertible or exercisable into the shares of Class A Common Stock beneficially owned by them, during the 180-day period following the closing of the Vidello Merger, cannot complete any Prohibited Transfer (as defined in the Vidello Merger Agreement).

Immediately prior to the closing of the Vidello Merger, the directors, and officers of Vidello tendered their resignation, effective at the closing. Pursuant to the Vidello Merger Agreement, the CEO of the Company shall be the sole member of the board of directors of Vidello effective upon the closing of the Vidello Merger.

The Company incurred transaction costs of approximately $730,000 which are included in the consolidated statements of operations.

The Vidello Merger was accounted for as a business combination under the acquisition method pursuant to FASB ASC 805, Business Combinations (“ASC 805”), with the Company as the accounting acquirer. Under the acquisition method, the total purchase price of the acquisition is allocated to the net identifiable tangible and intangible assets acquired and liabilities assumed based on the fair values as of the acquisition date. The preliminary fair value of the consideration transferred totaled $6,267,747 summarized as follows:

Amount
Cash paid at closing	$2,745,031
Common stock issued to Vidello Stockholders	1,661,677
Fair value of Holdback Amount	1,861,039
Total consideration paid	$6,267,747

The Company made a provisional allocation of the purchase price of the Vidello Merger to the assets acquired and liabilities assumed as of the acquisition date. The following table summarizes the provisional purchase price allocation relating to the Vidello Merger:

Assets acquired:
Cash and cash equivalents	$67,551
Property and equipment, net	9,375
Intangible assets – customer relationships	551,000
Intangible Assets – trade name	736,000
Intangible Assets – developed technology	4,010,000
Total assets	$5,373,926
Liabilities assumed:
Accounts payable	705
Accrued expenses and other current liabilities	15,377
Unearned revenue, current	447,966
Deferred tax liability	1,324,250
Taxes payable	337,127
Total liabilities	$2,125,425
Total identifiable net assets	3,248,501
Goodwill recorded:
Goodwill	3,019,246
Total consideration	$6,267,747

Goodwill recognized is not expected to be deductible for tax purposes. We believe that in this acquisition goodwill represents the value of Vidello’s existing products, combined with the added business synergies of integrating with the existing Banzai products and customer base.

As of the date these consolidated financial statements were issued, the purchase accounting related to this acquisition was incomplete as certain working capital balances were subject to potential change. The Company has reflected the provisional amounts in these consolidated financial statements. As such, the above balances may be adjusted in a future period, not to exceed one (1) year from the acquisition date pursuant to ASC 805, as the Company finalizes and/or updates for any identified working capital adjustments, which may be material to the consolidated financial statements.

All intangible assets acquired are subject to amortization and their associated estimated useful lives are as follows:

Estimated
Intangible Assets	Useful Life (years)
Customer relationships	6
Trade name	10
Developed technology	7 - 8

Net income in the consolidated statements of operations for the year ended December 31, 2025 and 2024 includes net loss of approximately $250 thousand and net income of $734 thousand, respectively, of Vidello from the date of acquisition to December 31, 2025.

Pro forma disclosure for the Vidello acquisition

The following unaudited pro forma financial information reflects the consolidated results of operations of the Company as if the Merger with Vidello had taken place on January 1, 2024. The pro forma results presented are the result of combining the revenues and earnings of the Company with the revenues and earnings of Vidello. The Company did not have any material, non-recurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue.

The pro forma financial information is not necessarily indicative of the results of operations as they would have been had the transactions been effected on the assumed date:

	For the year ended December 31,
	2025	2024
Revenue	$12,391,854	$10,006,674
Cost of revenue	2,379,038	2,114,675
Operating expenses	28,511,163	19,795,088
Total other expenses (income), net	3,966,478	18,045,645
Loss before income taxes attributable to common stockholders	(22,464,825)	(29,948,734)